Annual Operating Expenses {- Franklin New York Intermediate-Term Tax-Free Income Fund} - Franklin New York Intermediate-Term Tax-Free Income Fund-21 - Franklin New York Intermediate-Term Tax-Free Income Fund
	Mar. 08, 2021
Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual Fund operating expenses	0.84%
Class A1
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.11%
Total annual Fund operating expenses	0.69%
Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.11%
Total annual Fund operating expenses	1.24%
Class R6
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.53%
Advisor Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.59%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.